Issuance of common units and Series A Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		21 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Oct. 18, 2019	Jan. 26, 2018
Proceeds from Issuance of Common Limited Partners Units	$ 0		$ 1,617	$ 1,029	$ 4,499
Maximum Offering Amount							$ 120,000	$ 120,000
Agent [Member]
Sales Commissions	$ 20	$ 40				$ 800
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units		53,160				306,266
Proceeds from Issuance of Common Limited Partners Units		$ 1,000				$ 5,600
Average Gross Sales Price Per Share		$ 19.60
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	53,855	51,267				1,634,192
Proceeds from Issuance of Preferred Limited Partners Units	$ 1,400	$ 1,300				$ 41,400
Average Gross Sales Price Per Share	$ 26.52	$ 26.14